COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated July 20, 2009 to the prospectus for Class A, B, C and R shares,

dated August 1, 2008, as supplemented

Effective immediately, a government and corporate debt securities asset allocation has been added to the Columbia LifeGoal Growth Portfolio and Columbia U.S. Treasury Index Fund, a series of Columbia Funds Series Trust I, has been added as an underlying fund in which each Portfolio may invest.

Accordingly, the Portfolios’ prospectus is revised and supplemented as follows:

Columbia LifeGoal® Growth Portfolio

The description of the Portfolio’s targeted allocations in the section entitled “Principal Investment Strategies” is hereby modified to add the following:

•	0-70% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Balanced Growth Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Income and Growth Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Income Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

The list of Principal Risks included in the FUNDimensions box in the investment section in the prospectus for Columbia LifeGoal® Growth Portfolio is revised to include the following additional risk:

U.S. Government obligations risk

The following risk description is added to the section entitled “Principal Risks” in the prospectus for Columbia LifeGoal® Growth Portfolio after the sentence “The Portfolio is subject indirectly to the following risks of the Underlying Funds,” as follows:

Columbia LifeGoal® Growth Portfolio:

•

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

The following is added to the section of the Portfolios’ prospectus entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in government and corporate debt securities”:

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

INT-47/20824-0709

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated July 20, 2009 to the prospectus for Class Z shares,

dated August 1, 2008, as supplemented

Effective immediately, a government and corporate debt securities asset allocation has been added to the Columbia LifeGoal Growth Portfolio and Columbia U.S. Treasury Index Fund, a series of Columbia Funds Series Trust I, has been added as an underlying fund in which each Portfolio may invest.

Accordingly, the Portfolios’ prospectus is revised and supplemented as follows:

Columbia LifeGoal® Growth Portfolio

The description of the Portfolio’s targeted allocations in the section entitled “Principal Investment Strategies” is hereby modified to add the following:

•	0-70% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Balanced Growth Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Income and Growth Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

Columbia LifeGoal® Income Portfolio

The description of the Portfolio’s targeted allocation to government and corporate debt securities in the section entitled “Principal Investment Strategies” is hereby replaced in its entirety with the following:

•

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Income Fund, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and Columbia U.S. Treasury Index Fund.

The list of Principal Risks included in the FUNDimensions box in the investment section in the prospectus for Columbia LifeGoal® Growth Portfolio is revised to include the following additional risk:

U.S. Government obligations risk

The following risk description is added to the section entitled “Principal Risks” in the prospectus for Columbia LifeGoal® Growth Portfolio after the sentence “The Portfolio is subject indirectly to the following risks of the Underlying Funds,” as follows:

Columbia LifeGoal® Growth Portfolio:

•

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

The following is added to the section of the Portfolios’ prospectus entitled “Underlying Funds Summary” in the table “The Underlying Funds – Funds investing in government and corporate debt securities”:

Columbia U.S. Treasury Index Fund	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.	Under normal circumstances, the Fund invests at least 80% of net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment Grade Bond Index. The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund’s investment results, before fees and expenses.

INT-47/21033-0709